Taxation (Details 4) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Deferred tax assets:
Deferred revenue, primarily for advanced payments from online games customers					¥ 285,919	¥ 224,994
Accruals					510,522	336,063
Depreciation of fixed assets					3,697	1,732
Amortization of Intangible assets					55,168	22,252
Net operating tax loss carry forward					742,512	342,710
Deferred tax assets , gross					1,597,818	927,751
Less: valuation allowance	¥ (367,428)	¥ (223,644)	¥ (209,327)		(774,323)	(367,428)	¥ (223,644)
Total				$ 126,569	823,495	560,323
Movement of the aggregate valuation allowances for deferred tax assets
Balance at the beginning of the period	367,428	223,644	209,327
Provision/(reversal) for the year	406,895	143,784	14,317
Balance at the end of the period	¥ 774,323	¥ 367,428	¥ 223,644
Withholding income tax
Withholding tax rate on dividend distributed by foreign investment entities to its immediate holding company outside of China (as a percent)	10.00%
Lower withholding income tax rate on dividend applied, if the FIE's immediate holding company is registered in Hong Kong or other jurisdictions that have a tax treaty arrangement with China (as a percent)	5.00%
Accrued withholding tax liabilities				108,700	707,100	404,800	¥ 180,700
Unrecognized deferred tax liabilities				$ 165,900	¥ 1,079,500	¥ 1,088,300